Income Taxes - Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of the year	$ 5,702	$ 5,252
Increases (decrease) related to prior year tax positions	737
Increases (decrease) related to current year tax positions	526	450
Settlements	0	0
Reductions due to lapse of applicable statute of limitations	0	0
Balance at end of the year	$ 6,965	$ 5,702